Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Undistributed earnings of investments	$ 48,200	$ 40,200
Peregrine
Schedule of Equity Method Investments [Line Items]
Cost method investments	3,300	2,100
Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 128,812	120,833
Variable Interest Entity, Not Primary Beneficiary | AerDragon
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	16.70%
Equity investment in unconsolidated joint venture	$ 65,920	61,706
Variable Interest Entity, Not Primary Beneficiary | AerLift
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	39.30%
Equity investment in unconsolidated joint venture	$ 47,644	44,930
Variable Interest Entity, Not Primary Beneficiary | ACSAL
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	19.40%
Equity investment in unconsolidated joint venture	$ 15,248	$ 14,197